PREPAIDS AND ADVANCES (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Insurance	$ 3,702	$ 8,930
Prepaid Expense and Other Assets, Current	363	140
Employee and Travel Advances	17,066	49,988
Prepaid Rent		$ 2,980